42. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia – Copel (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	R$ 80,815	R$ 71,758	R$ 40,345
Companhia Paranaense de Energia – Copel
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	459,464	485,263	R$ 488,187
Companhia Paranaense de Energia – Copel | Sanepar
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	10,087	20,275
Companhia Paranaense de Energia – Copel | Other investments
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	804	729
Companhia Paranaense de Energia – Copel | Voltália
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	1,032	1,032
Companhia Paranaense de Energia – Copel | Copel Geração e Transmissão
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	297,500	261,686
Companhia Paranaense de Energia – Copel | Copel Distribuição
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	98,967	149,500
Companhia Paranaense de Energia – Copel | Copel Telecomunicações
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	15,405	28,910
Companhia Paranaense de Energia – Copel | Copel Comercialização
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	3,717	6,763
Companhia Paranaense de Energia – Copel | Compagas
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	7,942	600
Companhia Paranaense de Energia – Copel | Elejor
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	16,838	8,596
Companhia Paranaense de Energia – Copel | UEG Araucária
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	6,143	6,143
Companhia Paranaense de Energia – Copel | Nova Asa Branca I
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	114	114
Companhia Paranaense de Energia – Copel | Nova Asa Branca II
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	157	157
Companhia Paranaense de Energia – Copel | Nova Asa Branca III
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	75	75
Companhia Paranaense de Energia – Copel | Nova Eurus IV
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	48	48
Companhia Paranaense de Energia – Copel | Santa Maria
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	186	186
Companhia Paranaense de Energia – Copel | Santa Helena
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	214	214
Companhia Paranaense de Energia – Copel | Ventos de Santo Uriel
DisclosureOfDividendsReceivablesLineItems [Line Items]
Dividends receivable	R$ 235	R$ 235